INCOME TAXES	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

13. INCOME TAXES

	2022	2021

Loss before income taxes	$(2,714,616)	$(1,253,242)
Expected income tax recovery at statutory rates	$(407,000)	$(188,000)
Provincial income tax	(244,000)	(137,000)
Effect of income taxes from US operations	(42,000)	(7,000)
Change in statutory, foreign tax, foreign exchange rates and other	(32,000)	(59,000)
Permanent differences	103,000	1,000
Adjustment to prior years provision versus statutory tax returns	(53,000)	(11,000)
Change in valuation allowance	675,000	401,000
Deferred income tax recovery	$-	$-

Components of the Company’s pre-tax loss and income taxes are as follows:

	2022	2021
Loss for the year
Canada	$(2,030,281)	$(1,144,350)
US	(684,335)	(108,892)
	$(2,714,616)	$(1,253,242)
Expected income tax (recovery)
Canada	$(549,000)	$(309,000)
US	(102,000)	(29,000)
	$(651,000)	$(338,000)
Deferred income tax (recovery)
Canada	$548,000	$309,000
US	103,000	29,000
	$651,000	$338,000
Deferred income tax recovery	$-	$-

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2022	2021

Tax loss carryforwards	$1,342,000	$780,000
Property and equipment	(74,000)	(9,000)
Financing fees	216,000	38,000
	1,484,000	809,000
Deferred tax assets valuation allowance	(1,484,000)	(809,000)
Net deferred tax assets	$-	$-

The significant components of the Company’s temporary differences include unamortized financing fees and tax loss carryforwards. The valuation allowance reduces the deferred tax assets to amounts that are, in management’s assessment, more likely than not to be realized. For the years ended September 30, 2022 and 2021, the Company had financing fees of $801,000 and $140,000, respectively, with expiration dates between 2042 and 2047. The Company also had tax loss carryforwards of approximately $4,832,000 in Canada and the United States. For the years ended September 30, 2022 and 2021, the Canada tax losses totaled $4,028,000 and $2,707,000, respectively, with expiration dates ranging from 2037 to 2042 and 2037 to 2041, respectively. The United States tax losses for the years ended September 30, 2022 and 2021 totaled $804,000 and $213,000, respectively, and had no expiration dates.